Condensed Consolidated Statements of Stockholders' (Deficit)/Equity (Q2) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2021			$ 100	$ (59,096,500)	$ (59,096,400)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)			0	50,523,700	$ 50,523,700
Stock Based Compensation (in shares)					0
Ending balance at Dec. 31, 2022	$ 8,800	$ 0	0	(8,581,300)	$ (8,572,500)
Ending balance (in shares) at Dec. 31, 2022	87,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	$ 0	$ 0	0	(210,300)	(210,300)
Ending balance at Mar. 31, 2023	$ 8,800	$ 0	0	(8,791,600)	(8,782,800)
Ending balance (in shares) at Mar. 31, 2023	87,500,000	0
Beginning balance at Dec. 31, 2022	$ 8,800	$ 0	0	(8,581,300)	(8,572,500)
Retroactive application of recapitalization (in shares) at Dec. 31, 2022	87,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)					(22,978,400)
Conversion of convertible notes into common stock upon Business Combination					0
Ending balance at Jun. 30, 2023	$ 8,800	$ 0	0	(31,559,700)	(31,550,900)
Ending balance (in shares) at Jun. 30, 2023	87,500,000	0
Beginning balance at Dec. 31, 2022	$ 8,800	$ 0	0	(8,581,300)	(8,572,500)
Retroactive application of recapitalization (in shares) at Dec. 31, 2022	87,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)			0	(58,189,200)	$ (58,189,200)
Stock Based Compensation (in shares)					0
Ending balance at Dec. 31, 2023	$ 8,800	$ 0	0	(66,770,700)	$ (66,761,900)
Ending balance (in shares) at Dec. 31, 2023	87,500,000	0
Beginning balance at Mar. 31, 2023	$ 8,800	$ 0	0	(8,791,600)	(8,782,800)
Retroactive application of recapitalization (in shares) at Mar. 31, 2023	87,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	$ 0	$ 0	0	(22,768,100)	(22,768,100)
Ending balance at Jun. 30, 2023	$ 8,800	$ 0	0	(31,559,700)	(31,550,900)
Ending balance (in shares) at Jun. 30, 2023	87,500,000	0
Beginning balance at Dec. 31, 2023	$ 8,800	$ 0	0	(66,770,700)	(66,761,900)
Retroactive application of recapitalization (in shares) at Dec. 31, 2023	87,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)	$ 0	$ 0	0	(327,599,700)	(327,599,700)
Fair value of TMTG earnout shares			2,477,550,200	(2,477,550,200)	0
Conversion of convertible notes into common stock upon Business Combination	$ 600	$ 0	300,425,400	0	300,426,000
Conversion of convertible notes into common stock upon Business Combination (in shares)	6,014,534	0
Stock Based Compensation	$ 200	$ 0	84,587,800		84,588,000
Stock Based Compensation (in shares)	1,840,000	0
Issuance of common stock upon Business Combination	$ 4,100	$ 0	219,617,500		219,621,600
Issuance of common stock upon Business Combination (in shares)	41,346,049	0
Ending balance at Mar. 31, 2024	$ 13,700	$ 0	3,082,180,900	(2,871,920,600)	210,274,000
Ending balance (in shares) at Mar. 31, 2024	136,700,583	0
Beginning balance at Dec. 31, 2023	$ 8,800	$ 0	0	(66,770,700)	(66,761,900)
Retroactive application of recapitalization (in shares) at Dec. 31, 2023	87,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)					(343,967,700)
Conversion of convertible notes into common stock upon Business Combination					350,426,000
Ending balance at Jun. 30, 2024	$ 19,200	$ 0	3,229,937,700	(2,888,288,600)	341,668,300
Ending balance (in shares) at Jun. 30, 2024	191,477,375	0
Beginning balance at Mar. 31, 2024	$ 13,700	$ 0	3,082,180,900	(2,871,920,600)	210,274,000
Retroactive application of recapitalization (in shares) at Mar. 31, 2024	136,700,583	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Profit/(Loss)				(16,368,000)	(16,368,000)
Exercise of Warrants	$ 900		97,761,400		97,762,300
Exercise of Warrants (in shares)	8,526,792
Issuance of Earnout Shares	$ 4,000		(4,000)		0
Issuance of Earnout Shares (in shares)	40,000,000
Conversion of convertible notes into common stock upon Business Combination	$ 600		49,999,400		50,000,000
Conversion of convertible notes into common stock upon Business Combination (in shares)	6,250,000
Ending balance at Jun. 30, 2024	$ 19,200	$ 0	$ 3,229,937,700	$ (2,888,288,600)	$ 341,668,300
Ending balance (in shares) at Jun. 30, 2024	191,477,375	0